Average Annual Total Returns	12 Months Ended
Oct. 31, 2013
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	35.37%
Five Years	19.59%
Since Inception	7.63%
Inception Date	Jun. 10, 2005
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.99%
Since Inception	0.81%
Inception Date	Jun. 27, 2011
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.15%
Five Years	12.47%
Ten Years	7.83%
Inception Date	May 16, 1983
Return After Taxes on Distributions | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	34.53%
Five Years	19.27%
Since Inception	7.16%
Return After Taxes on Distributions | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.67%
Since Inception	0.63%
Return After Taxes on Distributions | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.59%
Five Years	12.01%
Ten Years	7.08%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.43%
Five Years	16.01%
Since Inception	6.09%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.81%
Since Inception	0.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	12.95%
Five Years	10.05%
Ten Years	6.46%
MSCI EAFE Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.78%
Five Years	12.44%
Ten Years	6.91%
MSCI US Broad Market Index | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	8.07%
MSCI Emerging Markets Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.60%)
Since Inception	(3.98%)
MSCI ACWI ex USA Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.29%
Five Years	12.81%
Ten Years	7.57%
Spliced International Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.29%
Five Years	10.62%
Ten Years	6.04%
FTSE Emerging Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.85%)
Since Inception	(2.06%)